CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 4,548,910	$ 679,172	¥ 139,762
Provision for (reversal of) credit losses	(552,008)	(82,417)	4,647,802
Charge to cost of sales	66,580	9,941
Less: write-off			(238,654)
Ending balance	¥ 4,063,482	$ 606,696	¥ 4,548,910